Subsequent events	9 Months Ended
Sep. 30, 2019
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Subsequent Events
Dividend

On October 22, 2019, the Company’s Board of Directors declared a quarterly cash dividend of $0.02 per share, payable on or about December 13, 2019, to all shareholders of record as of November 15, 2019.

Special Stock Dividend

On October 22, 2019, the Company’s Board of Directors declared a one-time special stock dividend to the shareholders of the Company of an aggregate of one million shares of common stock of Scorpio Tankers (NYSE:STNG), a related party. For each common share that a shareholder holds in the Company that shareholder will receive 0.0138 shares of common stock of Scorpio Tankers, payable on or about December 13, 2019 to all shareholders of record as of November 15, 2019. The Scorpio Tankers common shares to be distributed in the special dividend were acquired from Scorpio Tankers in a registered underwritten public offering of its common shares in October 2018. Following the payment of the special dividend, the Company will continue to own approximately 4.4 million common shares of Scorpio Tankers.

No fractional shares of Scorpio Tankers will be issued in connection with the special dividend, and instead the Company’s shareholders will receive cash in lieu of any fractional shares.

Debt

$38.7 Million Credit Facility

During October 2019, the Company prepaid approximately $21.9 million of its $38.7 Million Credit Facility and wrote-off approximately $0.2 million of deferred financing costs as part of the sale of the SBI Puma and SBI Cougar.

$85.5 Million Credit Facility

On October 21, 2019, the $85.5 Million Credit Facility was increased by approximately $5.7 million in the aggregate for the financing for the installation of scrubbers on the vessels financed under this facility, which will amortize in equal quarterly payments (once drawn down) until December 31, 2022.

Financial Guarantees

In October 2019, the Company agreed to guarantee certain obligations of certain related parties arising from bunker purchases made through October 2020 on behalf of the vessels we own. The maximum potential amount of future payments is $2.0 million.

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